Equity Method Investments - Limited Partnerships 1 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Number Of Additional Investments Accounted For Equity Method Investment | item	2	2
Proceeds from disposal of an equity method investment	$ 646	¥ 4,500	¥ 3,400
Payments to Acquire Equity Method Investments	$ 83,239	579,492	404,204	¥ 63,000
Impairment of equity method investment		¥ 0	0
Shanghai Qinlin Information Technology Co., Ltd
Schedule of Equity Method Investments [Line Items]
Effective interests in the limited partnerships				30.00%
Equity Method Investment, Amount Sold			17,000
Proceeds from disposal of an equity method investment			3,400
Equity Method Investment, Realized Gain (Loss) on Disposal, Total			¥ 493
Shanghai Gefei Fangdd Asset Management Ltd
Schedule of Equity Method Investments [Line Items]
Effective interests in the limited partnerships	40.00%	40.00%	40.00%		40.00%
Payments to Acquire Equity Method Investments					¥ 4,000